Quarterly Holdings Report
for
Fidelity® SAI Real Estate Index Fund
April 30, 2025

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SV8-NPRT3-0625
1.9867772.109
Common Stocks - 99.6%
	Shares	Value ($)
UNITED STATES - 99.6%
Real Estate - 99.6%
Diversified REITs - 2.1%
Alexander & Baldwin Inc	8,833	151,751
American Assets Trust Inc	6,128	114,777
Armada Hoffler Properties Inc Class A	10,677	72,283
Broadstone Net Lease Inc Class A	23,219	375,683
CTO Realty Growth Inc	3,271	59,761
Empire State Realty Trust Inc Class A	16,786	119,516
Essential Properties Realty Trust Inc	20,592	662,446
Gladstone Commercial Corp	5,071	71,653
Global Net Lease Inc	24,846	187,587
NexPoint Diversified Real Estate Trust	5,496	19,291
One Liberty Properties Inc	2,062	50,313
WP Carey Inc	26,544	1,657,408
		3,542,469
Health Care REITs - 11.4%
Alexandria Real Estate Equities Inc	19,192	1,394,491
American Healthcare REIT Inc	17,835	575,714
CareTrust REIT Inc	22,196	649,677
Community Healthcare Trust Inc	3,623	61,880
Diversified Healthcare Trust	20,503	46,336
Global Medical REIT Inc	8,301	64,250
Healthcare Realty Trust Inc	46,430	721,058
Healthpeak Properties Inc	86,256	1,538,807
LTC Properties Inc	5,420	194,415
Medical Properties Trust Inc (b)	73,026	403,104
National Health Investors Inc	5,361	405,667
Omega Healthcare Investors Inc	31,950	1,247,648
Sabra Health Care REIT Inc	28,321	505,530
Sila Realty Trust Inc	6,445	166,023
Universal Health Realty Income Trust	1,696	64,804
Ventas Inc	49,538	3,471,623
Welltower Inc	52,789	8,055,074
		19,566,101
Hotel & Resort REITs - 1.9%
Apple Hospitality REIT Inc	28,409	334,374
Chatham Lodging Trust	5,914	40,629
DiamondRock Hospitality Co	25,406	186,480
Host Hotels & Resorts Inc	85,702	1,210,112
Park Hotels & Resorts Inc	26,776	266,153
Pebblebrook Hotel Trust	14,590	132,040
RLJ Lodging Trust	19,776	138,630
Ryman Hospitality Properties Inc	6,886	605,624
Service Properties Trust (b)	21,412	38,541
Summit Hotel Properties Inc	13,362	54,383
Sunstone Hotel Investors Inc	23,534	196,274
Xenia Hotels & Resorts Inc	12,380	132,218
		3,335,458
Industrial REITs - 9.8%
Americold Realty Trust Inc	32,977	637,775
EastGroup Properties Inc	5,849	955,844
First Industrial Realty Trust Inc	16,005	761,518
Lineage Inc (b)	8,115	391,386
LXP Industrial Trust	36,566	288,506
Plymouth Industrial REIT Inc	5,564	82,737
Prologis Inc	112,166	11,463,365
Rexford Industrial Realty Inc	26,603	880,559
STAG Industrial Inc Class A	22,165	732,110
Terreno Realty Corp	11,758	662,328
		16,856,128
Office REITs - 2.9%
Brandywine Realty Trust	22,113	87,567
BXP Inc	18,099	1,153,449
COPT Defense Properties	13,682	357,237
Cousins Properties Inc	19,674	541,822
Douglas Emmett Inc	20,401	282,146
Easterly Government Properties Inc	5,157	104,017
Highwoods Properties Inc	13,006	369,891
Hudson Pacific Properties Inc	16,192	33,194
JBG SMITH Properties	10,711	149,740
Kilroy Realty Corp	13,698	431,624
NET Lease Office Properties (c)	1,621	49,003
Office Properties Income Trust	12,710	5,210
Orion Properties Inc	7,913	14,480
Paramount Group Inc	20,416	87,585
Peakstone Realty Trust	4,649	53,510
Piedmont Office Realty Trust Inc Class A1	15,382	90,908
SL Green Realty Corp	8,500	447,185
Vornado Realty Trust	19,529	688,983
		4,947,551
Real Estate Management & Development - 7.8%
Anywhere Real Estate Inc (c)	12,708	43,970
CBRE Group Inc Class A (c)	36,988	4,519,194
Compass Inc Class A (c)	52,664	406,566
CoStar Group Inc (c)	50,918	3,776,588
Cushman & Wakefield PLC (c)	27,759	260,102
eXp World Holdings Inc	9,668	88,559
Forestar Group Inc (c)	2,551	49,132
Howard Hughes Holdings Inc (c)	3,901	259,534
Jones Lang LaSalle Inc (c)	5,740	1,305,333
Kennedy-Wilson Holdings Inc	13,688	87,603
Landbridge Co LLC Class A (b)	1,742	126,208
Marcus & Millichap Inc	3,023	91,899
Newmark Group Inc Class A	17,437	191,633
Opendoor Technologies Inc Class A (c)	71,998	54,596
Redfin Corp (c)	14,518	138,066
RMR Group Inc/The Class A	2,575	37,801
Seritage Growth Properties Class A (c)	4,521	13,382
St Joe Co/The	4,772	201,951
Tejon Ranch Co (b)(c)	2,390	40,463
Zillow Group Inc Class A (c)	6,676	440,482
Zillow Group Inc Class C (c)	19,053	1,282,839
		13,415,901
Residential REITs - 13.2%
American Homes 4 Rent Class A	39,803	1,488,234
Apartment Investment and Management Co Class A	15,219	120,382
AvalonBay Communities Inc	17,188	3,609,136
BRT Apartments Corp	1,202	18,595
Camden Property Trust	12,946	1,473,255
Centerspace	1,926	116,253
Elme Communities	10,729	167,051
Equity LifeStyle Properties Inc	21,477	1,391,280
Equity Residential	41,314	2,902,722
Essex Property Trust Inc	7,764	2,167,321
Independence Realty Trust Inc	26,912	522,900
Invitation Homes Inc	74,118	2,534,094
Mid-America Apartment Communities Inc	14,115	2,253,460
NexPoint Residential Trust Inc	2,776	103,489
Sun Communities Inc	15,100	1,878,893
UDR Inc	37,741	1,580,593
UMH Properties Inc	8,604	152,033
Veris Residential Inc	9,376	145,516
		22,625,207
Retail REITs - 13.3%
Acadia Realty Trust	13,998	267,362
Agree Realty Corp	12,210	947,618
Alexander's Inc	291	60,062
Brixmor Property Group Inc	36,385	906,350
CBL & Associates Properties Inc	1,515	35,556
Curbline Properties Corp	11,333	259,412
Federal Realty Investment Trust	9,082	853,890
Getty Realty Corp	6,387	178,772
InvenTrust Properties Corp	8,930	248,790
Kimco Realty Corp	81,714	1,632,646
Kite Realty Group Trust	26,617	576,258
Macerich Co/The	30,118	441,530
NETSTREIT Corp	9,748	158,600
NNN REIT Inc	22,332	918,069
Phillips Edison & Co Inc	14,679	509,361
Realty Income Corp	104,624	6,053,545
Regency Centers Corp	21,172	1,528,195
Saul Centers Inc	1,456	47,611
Simon Property Group Inc	39,462	6,210,530
SITE Centers Corp	6,083	72,023
Tanger Inc	13,061	411,552
Urban Edge Properties	14,638	264,509
Whitestone REIT	5,221	68,082
		22,650,323
Specialized REITs - 37.2%
American Tower Corp	56,604	12,759,109
Crown Castle Inc	52,744	5,578,205
CubeSmart	27,499	1,118,384
Digital Realty Trust Inc	39,260	6,302,800
EPR Properties	9,247	457,634
Equinix Inc	11,498	9,896,905
Extra Space Storage Inc	25,700	3,765,564
Farmland Partners Inc	5,558	55,913
Four Corners Property Trust Inc	11,462	320,363
Gaming and Leisure Properties Inc	32,818	1,570,669
Gladstone Land Corp	4,581	45,489
Iron Mountain Inc	35,520	3,185,078
Lamar Advertising Co Class A	10,626	1,209,345
Millrose Properties Inc Class A	13,805	345,677
National Storage Affiliates Trust	9,127	339,524
Outfront Media Inc	16,218	245,378
PotlatchDeltic Corp	9,715	372,959
Public Storage Operating Co	19,188	5,764,651
Rayonier Inc	18,127	443,386
Safehold Inc	5,921	93,256
SBA Communications Corp Class A	13,097	3,187,810
Uniti Group Inc	29,153	143,433
VICI Properties Inc	126,654	4,055,461
Weyerhaeuser Co	88,636	2,296,559
		63,553,552
TOTAL REAL ESTATE		170,492,690

TOTAL COMMON STOCKS (Cost $177,958,945)		170,492,690

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/29/2025 (f) (Cost $24,918)	4.25	25,000	24,918

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.33	661,228	661,361
Fidelity Securities Lending Cash Central Fund (g)(h)	4.33	912,084	912,175
TOTAL MONEY MARKET FUNDS (Cost $1,573,536)			1,573,536

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $179,557,399)	172,091,144
NET OTHER ASSETS (LIABILITIES) - (0.5)% (d)	(784,921)
NET ASSETS - 100.0%	171,306,223

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
Chicago Board of Trade Dj Us Total Mkt Real Est Indx Contracts (United States)	22	Jun 2025	790,020	18,592	18,592

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing
(d)	Includes $50,559 of cash collateral to cover margin requirements for futures contracts.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $24,918.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	174,317	6,576,274	6,089,230	10,132	-	-	661,361	661,228	0.0%
Fidelity Securities Lending Cash Central Fund	5,757	8,070,435	7,164,017	2,351	-	-	912,175	912,084	0.0%
Total	180,074	14,646,709	13,253,247	12,483	-	-	1,573,536

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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